PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)

Voya Global Diversified Payment Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 6.8%
105,500  Schwab U.S. TIPS
ETF
$ 5,523,980
2.0
127,344  Vanguard Global ex-
U.S. Real Estate ETF
5,175,260
1.9
92,966  Vanguard Real Estate
ETF
7,798,917
2.9
Total Exchange-Traded
Funds
(Cost $21,218,569)
18,498,157
6.8
MUTUAL FUNDS : 92.1%
Affiliated Investment Companies : 81.0%
682,289  Voya Floating Rate
Fund - Class I
5,635,707
2.1
1,863,682  Voya Global Bond
Fund - Class R6
13,660,788
5.0
2,413,891  Voya High Yield Bond
Fund - Class R6
16,583,429
6.1
4,412,860  Voya Intermediate
Bond Fund - Class R6
38,656,650
14.2
358,932  Voya Large Cap
Growth Fund - Class
R6
17,501,519
6.5
983,376  Voya Large Cap Value
Fund - Class R6
12,439,705
4.6
274,256
(1)
Voya MidCap
Opportunities Fund
- Class R6
6,749,434
2.5
883,888  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
8,202,480
3.0
2,518,693  Voya Multi-Manager
International Equity
Fund - Class I
24,733,567
9.1
3,057,668  Voya Multi-Manager
International Factors
Fund - Class I
27,580,168
10.2
725,956  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,845,769
2.5
1,358,740  Voya Short Duration
High Income Fund
- Class R6
13,804,803
5.1
604,606  Voya Short Term Bond
Fund - Class R6
5,647,022
2.1
557,302  Voya Small Company
Fund - Class R6
7,986,131
2.9
1,329,607  Voya U.S. High
Dividend Low Volatility
Fund - Class R6
13,827,912
5.1
Unaffiliated Investment Companies : 11.1%
570,384  TIAA-CREF S&P
500 Index Fund
- Institutional Class
30,184,743
11.1
Total Mutual Funds
(Cost $277,530,112)
250,039,827
92.1
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(2)
: 0.0%
Total Purchased
Options
(Cost $15,991)
$ 15,991
0.0
Total Long-Term
Investments
(Cost $298,764,672)
268,553,975
98.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
428,016
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
428,016
0.2
Total Short-Term
Investments
(Cost $428,016)
428,016
0.2
Total Investments in
Securities
(Cost $299,192,688) $ 268,981,991 99.1
Assets in Excess of
Other Liabilities 2,465,525 0.9
Net Assets $ 271,447,516 100.0
(1)
Non-income producing security.
(2)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(3)
Rate shown is the 7-day yield as of January 31, 2024.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 18,498,157 $ — $ — $ 18,498,157
Mutual Funds 250,039,827 — — 250,039,827
Purchased Options — 15,991 — 15,991
Short-Term Investments 428,016 — — 428,016
Total Investments, at fair value $ 268,966,000 $ 15,991 $ — $ 268,981,991
Other Financial Instruments+
Forward Foreign Currency Contracts — 432,615 — 432,615
Futures 1,340,923 — — 1,340,923
OTC Total Return Swaps — 215,904 — 215,904
Total Assets $ 270,306,923 $ 664,510 $ — $ 270,971,433
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (1,010,426) $ — $ (1,010,426)
Futures (114,415) — — (114,415)
OTC Total Return Swaps — (739,808) — (739,808)
Written Options — (177,256) — (177,256)
Total Liabilities $ (114,415) $ (1,927,490) $ — $ (2,041,905)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended January 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
1/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Floating Rate Fund - Class I
$ 7,990,521 $ 519,632 $ (3,444,860) $ 570,414 $ 5,635,707 $ 160,318 $ (558,873) $ —
Voya Global Bond Fund - Class R6
13,112,025 185,159 (788,475) 1,152,079 13,660,788 150,790 (133,524) —
Voya High Yield Bond Fund - Class
R6
26,333,113 981,545 (11,982,056) 1,250,827 16,583,429 351,378 88,259 —
Voya Intermediate Bond Fund -
Class R6
36,670,016 1,271,614 (2,202,808) 2,917,828 38,656,650 459,108 (93,522) —
Voya Large Cap Growth Fund -
Class R6
17,067,350 29,709 (2,218,557) 2,623,017 17,501,519 29,708 598,147 —
Voya Large Cap Value Fund -
Class R6
11,844,599 1,041,332 (1,019,140) 572,914 12,439,705 45,224 (31,791) 996,108
Voya MidCap Opportunities Fund -
Class R6
6,594,491 51,441 (933,347) 1,036,849 6,749,434 — 30,168 51,442
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
10,346,999 227,427 (2,962,097) 590,151 8,202,480 227,428 167,476 —
Voya Multi-Manager International
Equity Fund - Class I
23,143,846 456,902 (1,323,313) 2,456,132 24,733,567 456,903 13,842 —
Voya Multi-Manager International
Factors Fund - Class I
26,222,066 1,094,114 (2,161,840) 2,425,828 27,580,168 1,094,114 (209,822) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,579,957 71,423 (601,347) 795,736 6,845,769 71,423 45,777 —

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Issuer
Beginning
Fair Value
at 10/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
1/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration High Income
Fund - Class R6
$ — $ 13,964,713 $ (346,930) $ 187,020 $ 13,804,803 $ 188,160 $ 4,654 $ —
Voya Short Term Bond Fund -
Class R6
5,341,609 192,755 — 112,658 5,647,022 69,840 — —
Voya Small Company Fund - Class
R6
7,429,784 159,523 (729,842) 1,126,666 7,986,131 38,252 39,891 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
13,137,627 291,236 (733,724) 1,132,773 13,827,912 85,576 (61) 170,117
$ 211,814,003 $ 20,538,525 $ (31,448,336) $ 18,950,892 $ 219,855,084 $ 3,428,222 $ (39,379) $ 1,217,667
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At January 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 3,379,686 NZD 5,400,000 Bank of America N.A. 02/05/24 $ 78,914
USD 10,359,798 GBP 8,200,000 Brown Brothers Harriman & Co. 02/05/24 (32,301)
SGD 5,200,000 USD 3,925,684 Brown Brothers Harriman & Co. 02/05/24 (48,883)
SEK 104,900,000 USD 10,291,979 Brown Brothers Harriman & Co. 02/05/24 (210,632)
USD 12,036,955 CHF 10,200,000 Citibank N.A. 02/05/24 213,086
JPY 2,568,100,000 USD 18,175,791 Citibank N.A. 02/05/24 (718,610)
USD 3,389,621 AUD 5,000,000 Morgan Stanley Capital Services LLC 02/05/24 109,029
USD 3,006,893 CAD 4,000,000 The Bank of New York Mellon 02/05/24 31,586
$ (577,811)
At January 31, 2024, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
S&P 500 E-Mini 89 03/15/24 $ 21,673,725 $ 626,263
Tokyo Price Index (TOPIX) 50 03/07/24 8,674,752 714,660
$ 30,348,477 $ 1,340,923
Short Contracts:
EURO STOXX 50 Index (245) 03/15/24 (12,351,540) (218,840)
MSCI Emerging Markets Index (185) 03/15/24 (9,072,400) 105,099
U.S. Treasury 5-Year Note (69) 03/28/24 (7,478,953) (674)
$ (28,902,893) $ (114,415)
At January 31, 2024, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
iShares S&P 500
Growth ETF Quarterly
Secured
Overnight
Financing
Rate + 0.49% Quarterly
Goldman Sachs
International 02/01/24 USD 15,202,741 $ (626,607) $ — $ (626,607)
Receive
JPMorgan
JPUSVCO1
Index
(2)
Quarterly (0.06)% Quarterly
JPMorgan
Chase Bank
N.A. 08/30/24 USD 8,312,973 79,737 — 79,737
Receive
JPMorgan
JPUSVCO2
Index
(3)
Quarterly (0.06)% Quarterly
JPMorgan
Chase Bank
N.A. 08/30/24 USD 14,097,180 85,835 — 85,835
Receive
iShares S&P 500
Value ETF Quarterly
(Secured
Overnight
Financing
Rate +
0.41%) Quarterly
Morgan Stanley
Capital Services
LLC 02/01/24 USD 15,196,195 (113,201) — (113,201)

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 03/15/24
$ 2,755,445
33 .15%
Written Call Options
S&P 500
®
Index, Strike Price $4,895, expires 02/16/24
(35,700)
(0 .43)%
Cash
5,593,228
67 .28%
Total Notional Amount
$ 8,312,973
100%
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 03/15/24
$ 2,291,786
16 .26%
Written Call Options
S&P 500
®
Index, Strike Price $5,010, expires 02/23/24
(22,404)
(0 .16)%
Cash
11,827,798
83 .90%
Total Notional Amount
$ 14,097,180
100%
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 03/15/24
$ 4,831,907
58 .10%
Written Call Options
S&P 500
®
Index, Strike Price $4,875, expires 02/16/24
(67,530)
(0 .81)%
Cash
3,552,512
42 .71%
Total Notional Amount
$ 8,316,889
100%
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Morgan Stanley
SPX 1-month
Volatility Premium
Intraday Hedge
Index
(4)
Quarterly 0.00% Quarterly
Morgan Stanley
Capital Services
LLC 08/30/24 USD 8,316,889 $ 39,393 $ — $ 39,393
Receive
Morgan Stanley
SPX 2-month
Volatility Premium
Intraday Hedge
Index
(5)
Quarterly 0.00% Quarterly
Morgan Stanley
Capital Services
LLC 08/30/24 USD 6,088,513 10,939 — 10,939
$ (523,904) $ — $ (523,904)
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)
The following table represents the individual positions within the total return swap as of January 31, 2024:
(3)
The following table represents the individual positions within the total return swap as of January 31, 2024:
(4)
The following table represents the individual positions within the total return swap as of January 31, 2024:

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 03/15/24
$ 477,497
7 .84%
Written Call Options
S&P 500
®
Index, Strike Price $4,900, expires 03/15/24
(1,583)
(0 .03)%
S&P 500
®
Index, Strike Price $4,875, expires 02/16/24
(10)
— %
S&P 500
®
Index, Strike Price $4,925, expires 02/16/24
(153)
— %
S&P 500
®
Index, Strike Price $4,865, expires 02/16/24
(77)
— %
S&P 500
®
Index, Strike Price $4,905, expires 02/16/24
(140)
— %
S&P 500
®
Index, Strike Price $4,815, expires 02/16/24
(166)
— %
S&P 500
®
Index, Strike Price $4,855, expires 02/16/24
(446)
(0 .01)%
S&P 500
®
Index, Strike Price $4,985, expires 03/15/24
(206)
— %
S&P 500
®
Index, Strike Price $4,995, expires 03/15/24
(30)
— %
S&P 500
®
Index, Strike Price $5,055, expires 03/15/24
(56)
— %
S&P 500
®
Index, Strike Price $5,000, expires 03/15/24
(2,914)
(0 .05)%
S&P 500
®
Index, Strike Price $4,840, expires 02/16/24
(1,173)
(0 .02)%
S&P 500
®
Index, Strike Price $5,050, expires 03/15/24
(47)
— %
S&P 500
®
Index, Strike Price $4,830, expires 02/16/24
(101)
— %
S&P 500
®
Index, Strike Price $4,870, expires 02/16/24
(150)
— %
S&P 500
®
Index, Strike Price $4,880, expires 02/16/24
(8)
— %
S&P 500
®
Index, Strike Price $4,890, expires 02/16/24
(68)
— %
S&P 500
®
Index, Strike Price $4,920, expires 02/16/24
(119)
— %
S&P 500
®
Index, Strike Price $4,930, expires 02/16/24
(21)
— %
S&P 500
®
Index, Strike Price $5,020, expires 03/15/24
(63)
— %
S&P 500
®
Index, Strike Price $5,030, expires 03/15/24
(7)
— %
(7,538)
(0 .11)%
Cash
5,618,554
92 .27%
Total Notional Amount
$ 6,088,513
100%
(5)
The following table represents the individual positions within the total return swap as of January 31, 2024:
*
Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.
At January 31, 2024, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount Cost Fair Value
S&P 500
®
Index
UBS AG Call 02/29/24 USD 4,978.910 825 USD 3,997,661 $ 15,991 $ 15,991
$ 15,991 $ 15,991
At January 31, 2024, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
S&P 500
®
Index
UBS AG Call 02/29/24 USD 4,857.760 825 USD 3,997,661 $ 53,968 $ (53,968)
S&P 500
®
Index
UBS AG Call 02/29/24 USD 4,894.110 1,650 USD 7,995,323 76,675 (76,675)
S&P 500
®
Index
UBS AG Call 02/29/24 USD 4,942.560 1,650 USD 7,995,323 46,613 (46,613)
$ 177,256 $ (177,256)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
GBP
—
British Pound
Currency Abbreviations:
JPY
—
Japanese Yen
NZD
—
New Zealand Dollar
SEK
—
Swedish Krona
SGD
—
Singapore Dollar

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 6,127,572
Gross Unrealized Depreciation (36,338,268)
Net Unrealized Depreciation $ (30,210,696)